Commitments and contingencies - Summary of Minimum Rental Commitments under Non-cancelable Operating Leases and Capital Lease Obligations (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Minimum rental commitments
2018	$ 60.1
2019	51.8
2020	42.0
2021	34.7
2022	31.9
Thereafter	47.3
Total	$ 267.8